Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Mar. 11, 2022	Jan. 27, 2022	Apr. 19, 2022
Subsequent Events (Details) [Line Items]
Subsequent event, description			the Company entered into research and development service agreement with a service provider. Pursuant to the service agreement the Company shall pay a total of $58,548 of which $29,274 shall be paid upon the close of the agreement and the remaining $29,274 shall be paid upon completion of services.
Total shares of common stock	53,859,947
Reverse stock split	At the Special Meeting, the stockholders approved granting discretionary authority to the Company’s Board of Directors to amend the Company’s Certificate of Incorporation to effect one or more consolidations of the Company’s issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio within the range from 1-for-5 up to 1-for-50 (the “Reverse Stock Split”), provided that, (X) that the Company shall not effect Reverse Stock Splits that, in the aggregate, exceeds 1-for-50, and (Y) any Reverse Stock Split is completed no later than the first anniversary of the record date of the Special Meeting, or February 8, 2023.
Kuo Employment Agreement [Member]
Subsequent Events (Details) [Line Items]
Annual salary amount		$ 30,000
Subsequent event, description		the Company and Dr. James Kuo entered into an employment agreement (“Kuo Employment Agreement”) for Dr. Kuo to serve as the Vice President of Research & Development. The Kuo Employment Agreement shall be effective as of the date of the agreement and shall automatically renew for a period of one year at every anniversary of the effective date, with the same terms and conditions, unless either party provides written notice of its intention not to extend the term of the Kuo Employment Agreement at least thirty days’ prior to the applicable renewal date. Dr. Kuo shall be paid an annual base salary of $30,000. For each twelve-month period of his employment, Dr. Kuo shall be entitled to a bonus whereby amount and terms shall be in the sole and absolute discretion of the Board of Directors (“Board”) and shall be payable at the Company’s sole option in stock or in cash. In addition, an aggregate of 800,000 incentive stock options was granted to Dr. Kou, at an exercise price equal to the closing price of the Company’s common stock on the date of grant (“ISOs”) as follows: (i) 300,000 ISOs (“Initial Options”), issued under the Company’s 2020 Equity Incentive Plan (“2020 Plan”) which vest immediately, and (ii) an additional 500,000 ISOs (“Additional Options”), issued under the 2020 Plan which shall vest ratably over two successive equal quarterly installments over the subsequent one year period as follows: 250,000 ISOs shall vest at 9 months, and 12 months following the effective date of the Kuo Employment Agreement, which underlying Additional Options shall be exercisable immediately upon the applicable vesting date.On January 28, 2022, the Company and University of Maryland, Baltimore (“UMB”) entered into a second amendment to the commercial evaluation and license agreement dated February 26, 2021 (“Second Amendment”) (see Note 10 - University of Maryland, Baltimore - License Agreement for Development and Use of Joint-Homing Peptides). The Second Amendment to extend the term of the original license agreement until December 31, 2022.